Parent-Only Financial Statements, Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest expense
Short-term borrowings	$ 330	$ 64	$ 59
Long-term debt	3,830	2,592	2,488
Other interest expense	354	357	382
Noninterest expense	52,377	49,974	49,037
Income before income tax benefit and equity in undistributed income of subsidiaries	32,120	33,641	33,915
Income tax benefit	10,075	10,365	10,307
Wells Fargo net income	21,938	22,894	23,057
Parent Company [Member]
Income
Interest income from subsidiaries	1,615	907	772
Other interest income	155	199	216
Other income	177	576	1,032
Total income	14,723	16,028	17,623
Interest expense
Indebtedness to nonbank subsidiaries	387	325	357
Short-term borrowings	0	1	7
Long-term debt	2,619	1,784	1,540
Other interest expense	19	4	5
Noninterest expense	1,300	932	797
Total expense	4,325	3,046	2,706
Income before income tax benefit and equity in undistributed income of subsidiaries	10,398	12,982	14,917
Income tax benefit	(1,152)	(870)	(926)
Equity in undistributed income of subsidiaries	10,388	9,042	7,214
Wells Fargo net income	21,938	22,894	23,057
Parent Company [Member] | Bank [Member]
Income
Dividends from subsidiaries	12,490	13,804	15,077
Parent Company [Member] | Nonbank [Member]
Income
Dividends from subsidiaries	$ 286	$ 542	$ 526